RESTRUCTURING AND ACQUISITION-RELATED COSTS	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
RESTRUCTURING AND ACQUISITION-RELATED COSTS	RESTRUCTURING AND ACQUISITION-RELATED COSTS:
Restructuring and acquisition-related costs are presented in the following table, and are comprised of costs directly related to significant exit activities, including the closure of business locations or the relocation of business activities, significant changes in management structure, as well as transaction, exit, and integration costs incurred pursuant to business acquisitions.

	2023	2022

Employee termination and benefit costs	$16,638	$971
Exit, relocation and other costs	10,936	2,179
Net loss (gain) on disposal, write-downs and accelerated depreciation of property, plant and equipment, right-of-use assets and computer software related to exit activities	18,142	(3,259)
Acquisition-related transaction costs	46	588
	$45,762	$479

Restructuring and acquisition-related costs in fiscal 2023 related to the following: $27.5 million primarily for the consolidation and closure of manufacturing facilities in Central America in the second quarter of 2023, $11.4 million related to the closure of a yarn-spinning facility in the U.S. in the fourth quarter of fiscal 2023, $3.7 million related to the December 2022 closure of a yarn-spinning plant in the U.S. and the exit cost from terminating a lease on a previously closed yarn facility, and $3.2 million in other costs, including costs incurred to complete restructuring activities that were initiated in fiscal 2022.

Restructuring and acquisition-related costs in fiscal 2022 related to the following: $4.8 million for the closure of a yarn-spinning plant in the U.S, $2.6 million in accelerated depreciation of right-of-use assets relating to facilities no longer in use, $0.6 million in employee termination and benefit costs related to the closure of a distribution center in the U.S., as well $1.9 million related to the completion of previously initiated restructuring activities, partly offset by a gain of $6.0 million on business dispositions (refer to note 5 of the consolidated financial statements), and a gain of $3.4 million on the sale of a former manufacturing facility in Mexico.